Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Based Compensation
Stock Based Compensation

Note 10 - Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the unaudited condensed consolidated financial statements over the vesting period based on the estimated fair value of the awards.

Stock based compensation consists of the amortization of common stock, stock options, restricted share units and warrants issued to employees, directors and consultants. For the three months ended September 30, 2025 and 2024, stock-based compensation expense amounted to $19,641 and $133,361, respectively. For the nine months ended September 30, 2025 and 2024, stock-based compensation expense amounted to $99,596 and $1,040,625, respectively. Such expense is classified in selling, general and administrative expenses.

On July 3, 2023, the Board of Directors of the Company approved and adopted the Company’s Amended and Restated 2014 Equity Incentive Plan (the “2014 Plan”) and the Company’s Amended and Restated 2017 Equity Incentive Plan (the “2017 Plan”) which amended the Company’s previously adopted 2014 Equity Incentive Plan and 2017 Equity Incentive Plans. Such amendments were made in accordance with the requirements of the TSX Venture Exchange. The 2014 Equity Incentive Plan was first approved by the Board on January 10, 2014. The 2017 Equity Incentive Plan replaced the 2014 Equity Incentive Plan, which was terminated by the Board on April 28, 2017. As a result of such termination, no additional awards may be granted under the 2014 Equity Incentive Plan but previously granted awards shall remain outstanding in accordance with their terms and conditions. The 2017 Plan was adopted by the Board on February 9, 2017. As amended by the Board on July 3, 2023, the maximum number of shares of common stock that may be issued under the 2017 Plan after July 3, 2023 is 2,815,692, and to the extent any award (or portion thereof) outstanding under the 2014 Plan expires, terminates or is cancelled, surrendered or forfeited for any reason on or after July 3, 2023, the shares of common stock subject to such award (or portion thereof) shall be added to and increase the foregoing limit, to a maximum of 955,000 additional shares of common stock. (On July 3, 2023, there were 955,000 options and no other types of awards outstanding under the 2014 Plan.) On October 29, 2024, the Board approved certain non-material amendments to the 2014 Plan and 2017 Plan which amendments were made in connection with the listing of the Company’s shares on the Toronto Stock Exchange (“TSX”) and graduation from the TSX Venture Exchange to the TSX. As of September 30, 2025, there were 1,253,261 shares remaining available for issuance under the 2017 Plan.

Common Stock

On November 8, 2022, the Company issued a total of 600,000 shares of common stock to the Chief Executive Officer. These shares of common stock were valued at $960,000 in accordance with FASB ASC Topic 718. The fair value of the shares will be amortized as an expense over the vesting period. The shares became fully vested on November 8, 2024. The expense for the nine months ended September 30, 2025 and 2024 was $0 and $364,000, respectively.

On March 19, 2025, the Company announced that its Board of Directors authorized a share repurchase program under which the Company may purchase up to $5.0 million of its common stock. Purchases under the share repurchase program may be made from time to time, in such amounts as management deems appropriate, through a variety of methods, which may include open market purchases, privately negotiated transactions, block trades, accelerated share repurchase transactions, purchases through 10b5-1 trading plans, or by any combination of such methods. The timing and amount of any repurchases pursuant to the share repurchase program will be determined based upon a variety of factors, including general market conditions, share price, corporate and regulatory requirements and limitations, corporate liquidity requirements and priorities, and other factors. The share repurchase program does not have an expiration date, does not require the Company to repurchase any specific number of shares of its common stock, if any, and may be modified, suspended or terminated at any time without notice. During the three and nine months ended September 30, 2025, there were no repurchases made under the program.

Stock Options

On January 15, 2024, the Company granted nonqualified stock options to certain directors, executive officers and employees to acquire an aggregate of 200,000 shares of the Company’s common stock under the 2017 Plan. The options granted are exercisable at $4.40 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $632,214, in accordance with FASB ASC Topic 718, which was expensed on the issuance date in selling, general and administrative expenses within the Company’s consolidated statements of operations. The valuation assumptions included an expected duration of 5 years, volatility of 93%, discount rate of 3.84% and dividends of $0.

On February 27, 2024, the Company issued 1,857 shares of common stock to a former employee upon a cashless exercise of an option to purchase 3,750 shares of common stock covered by an option to purchase a total of 20,000 shares of common stock, with an exercise price of $1.35 per share. Such share issuance was based upon a VWAP of $4.615 per share as determined under the terms of the option.

On June 24, 2024, the Company issued (i) 177,291 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 300,000 shares of common stock at an exercise price of $1.35 per share, and (ii) 134,573 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of options to purchase an aggregate of 320,000 shares of common stock at exercise prices ranging from $1.35 to $2.25 per share. Such share issuances were based upon a VWAP of $3.30 per share as determined under the terms of the options.

On June 28, 2024, the Company issued (i) 9,282 shares of common stock to an employee upon a cashless exercise of options to purchase an aggregate of 60,000 shares of common stock at exercise prices ranging from $1.35 to $3.05 per share, (ii) 8,813 shares of common stock to an employee upon a cashless exercise of an option to purchase 15,000 shares of common stock covered by an option to purchase a total of 100,000 shares of common stock with an exercise price of $1.35 per share, and (iii) 3,000 shares of common stock to a former employee upon a cashless exercise of an option to purchase 5,106 shares of common stock covered by an option to purchase a total of 100,000 shares of common stock with an exercise price of $1.35 per share. Such share issuances were based upon a VWAP of $3.273 per share as determined under the terms of the options.

On August 3, 2024, the Company issued 6,422 shares of common stock to a former consultant upon a cashless exercise of an option to purchase 12,500 shares of common stock, with an exercise price of $2.00 per share. Such share issuance was based upon a VWAP of $4.1135 per share as determined under the terms of the option.

On January 2, 2025, and pursuant to an investor relations consulting agreement effective as of January 1, 2025 with a nonaffiliated third party, the Company granted a nonqualified stock option under the 2017 Plan to such third party to acquire 50,000 shares of the Company’s common stock at an exercise price of $2.55 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. Twenty-five percent of the option shall vest and become exercisable three months following the grant date and twenty-five percent shall vest every three months thereafter such that the option shall be fully vested one year following the grant date. The option will expire three years after the grant date. Based on a Black-Scholes valuation model, these options were valued at $77,926, in accordance with FASB ASC Topic 718. The fair value of the shares was being amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over twelve months and the Company recorded $57,857 of expenses during the nine months ended September 30, 2025. The valuation assumptions included an expected duration of 3 years, volatility of 87%, discount rate of 4.29% and dividends of $0.

On January 9, 2025, the Company granted a nonqualified stock option under the 2017 Plan to a new director, who was elected to the Board on December 30, 2024, to acquire 20,000 shares of the Company’s common stock at an exercise price of $2.80 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The option is fully vested and exercisable as of the grant date and will expire five years thereafter.

Based on a Black-Scholes valuation model, these options were valued at $40,071, in accordance with FASB ASC Topic 718, which was expensed on the issuance date in selling, general and administrative expenses within the Company’s consolidated statements of operations. The valuation assumptions included an expected duration of 5 years, volatility of 92%, discount rate of 4.46% and dividends of $0.

On June 20, 2025, the Company issued (i) 63,796 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 100,000 shares of common stock at an exercise price of $0.95 per share, and (ii) 63,796 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 100,000 shares of common stock at an exercise price of $0.95 per share. Such share issuances were based upon a VWAP of $2.624 per share as determined under the terms of the options.

A summary of stock option activity is presented below:

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2024	1,860,000	$2.90	1.75	12,500

Grants	70,000	2.60
Expirations	(175,000)	1.65
Exercised	(200,000)	0.95
September 30, 2025	1,555,000	$3.30	1.36	1,062,500

Options exercisable at:
September 30, 2025	1,530,000	3.30	1.34	1,034,750

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $3.65 as of September 30, 2025, which would have been received by the option holders had all option holders exercised their options as of that date.

Stock options exercised during the nine months ended September 30, 2025 include none that were exercised for cash and 200,000 that were cashless exercises. Stock options exercised during the nine months ended September 30, 2024 include none that were exercised for cash and 716,356 which were cashless exercises.

Restricted Share Units

On January 15, 2024, the Company granted 10,000 restricted share units (“RSUs”) to a director pursuant to the 2017 Plan. The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock. These shares of common stock were valued at $43,500 in accordance with FASB ASC Topic 718. The fair value of the shares will be amortized as an expense over the vesting period. The shares become fully vested on January 15, 2025. The expense for the nine months ended September 30, 2025 and 2024 was $1,668 and $30,867, respectively.

On January 15, 2025, the Company issued 10,000 shares of common stock to a director due to the vesting on such date of 10,000 RSUs which had previously been granted on January 15, 2024 pursuant to the 2017 Plan and had a one-year vesting period.

Note 11 - Stock Based Compensation

Stock Based Compensation

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the unaudited condensed consolidated financial statements over the vesting period based on the estimated fair value of the awards.

Stock based compensation consists of the amortization of common stock, stock options, restricted share units and warrants issued to employees, directors and consultants. For the years ended December 31, 2024 and 2023, stock-based compensation expense amounted to $1,088,922 and $520,449, respectively. Such expense is classified in selling, general and administrative expenses.

On July 3, 2023, the Board of Directors of the Company approved and adopted the Company’s Amended and Restated 2014 Equity Incentive Plan (the “2014 Plan”) and the Company’s Amended and Restated 2017 Equity Incentive Plan (the “2017 Plan”) which amended the Company’s previously adopted 2014 Equity Incentive Plan and 2017 Equity Incentive Plans. Such amendments were made in accordance with the requirements of the TSX Venture Exchange. The 2014 Equity Incentive Plan was first approved by the Board on January 10, 2014. The 2017 Equity Incentive Plan replaced the 2014 Equity Incentive Plan, which was terminated by the Board on April 28, 2017. As a result of such termination, no additional awards may be granted under the 2014 Equity Incentive Plan but previously granted awards shall remain outstanding in accordance with their terms and conditions. The 2017 Plan was adopted by the Board on February 9, 2017. As amended by the Board on July 3, 2023, the maximum number of shares of common stock that may be issued under the 2017 Plan after July 3, 2023 is 2,815,692, and to the extent any award (or portion thereof) outstanding under the 2014 Plan expires, terminates or is cancelled, surrendered or forfeited for any reason on or after July 3, 2023, the shares of common stock subject to such award (or portion thereof) shall be added to and increase the foregoing limit, to a maximum of 955,000 additional shares of common stock. (On July 3, 2023, there were 955,000 options and no other types of awards outstanding under the 2014 Plan.) On October 29, 2024, the Board approved certain non-material amendments to the 2014 Plan and 2017 Plan which amendments were made in connection with the listing of the Company’s shares on the Toronto Stock Exchange (“TSX”) and graduation from the TSX Venture Exchange to the TSX. As of December 31, 2024, there were 1,148,261 shares remaining available for issuance under the 2017 Plan.

Common Stock

On November 8, 2022, the Company issued a total of 600,000 shares of common stock to the Chief Executive Officer. These shares of common stock were valued at $960,000 in accordance with FASB ASC Topic 718. The fair value of the shares will be amortized as an expense over the vesting period. The shares became fully vested on November 8, 2024. The expense for the years ended December 31, 2024 and 2023 was $402,666 and $486,667, respectively.

Stock Options

On February 1, 2023, the Company issued (i) 170,000 shares of common stock to the Company’s Chairman of the Board upon a cash exercise of options to purchase an aggregate of 170,000 shares of common stock at exercise prices ranging from $0.95 to $1.35 per share or $209,500 in the aggregate, (ii) 22,000 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 50,000 shares of common stock at an exercise price of $1.40 per share based upon a market price of $2.50 per share as determined under the terms of the option, and (iii) 31,000 shares of common stock to a director of the Company upon a cashless exercise of an option to purchase 50,000 shares of common stock at an exercise price of $0.95 per share based upon a market price of $2.50 per share as determined under the terms of the option.

On February 20, 2023, the Company issued 3,572 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 10,000 shares of common stock at an exercise price of $1.35 per share based upon a market price of $2.10 per share as determined under the terms of the option.

Between February 21, 2023 and February 23, 2023, the Company issued an aggregate of 5,804 shares of common stock to three employees and one former employee upon a cashless exercise of options to purchase an aggregate of 16,000 shares of common stock at an exercise price of $1.35 per share based upon market prices ranging from $2.10 to $2.15 per share as determined under the terms of the options.

On March 8, 2023, and pursuant to an advisor agreement dated March 1, 2023 with a nonaffiliated third party, the Company granted a nonqualified stock option under the 2017 Equity Incentive Plan to such third party to acquire 25,000 shares of the Company’s common stock at an exercise price of $2.00 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Incentive Plan. Fifty percent of the option shall vest and become exercisable on September 1, 2023, and the remaining fifty percent shall vest and become exercisable on March 1, 2024. The option will expire five years after the date of grant. Based on a Black-Scholes valuation model, these options were valued at $30,933, in accordance with FASB ASC Topic 718. The fair value of the shares was being amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over twelve months. The valuation assumptions included an expected duration of 2.9 years, volatility of 98%, discount rate of 4.71% and dividends of $0. On September 30, 2023, the advisor agreement was terminated resulting in 50.0% of the option remaining unvested and unexercisable.

On April 4, 2023, and pursuant to a consulting agreement effective April 1, 2023 with a nonaffiliated third party, the Company granted a nonqualified stock option under the 2017 Equity Incentive Plan to such third party to acquire 50,000 shares of the Company’s common stock at an exercise price of $1.95 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Incentive Plan. Fifty percent of the option shall vest and become exercisable on October 1, 2023 and the remaining fifty percent shall vest and become exercisable on April 1, 2024. The option will expire five years after the date of grant. Based on a Black-Scholes valuation model, these options were valued at $59,690, in accordance with FASB ASC Topic 718. The fair value of the shares was being amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over twelve months. The valuation assumptions included an expected duration of 2.9 years, volatility of 98%, discount rate of 3.60% and dividends of $0. On August 28, 2023, the consulting agreement was terminated resulting in the option remaining unvested and being deemed terminated.

On May 26, 2023, a new director was appointed to the Board of Directors and was granted a nonqualified stock option to acquire 25,000 shares of the Company’s common stock exercisable at $2.05 per share. Fifty percent of the option shall vest and become exercisable on November 26, 2023, and the remaining fifty percent shall vest and become exercisable on May 26, 2024. The option will expire five years after the date of grant. Based on a Black-Scholes valuation model, these options were valued at $30,527, in accordance with FASB ASC Topic 718. The fair value of the shares is being amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over twelve months. During the years ended December 31, 2024 and 2023, the Company recognized $12,211 and $18,316, respectively, of stock-based compensation. The valuation assumptions included an expected duration of 2.88 years, volatility of 97%, discount rate of 4.23% and dividends of $0.

On June 5, 2023, the Company issued 326 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 1,375 shares of common stock at an exercise price of $1.45 per share based upon a market price of $1.90 per share as determined under the terms of the options.

On June 6, 2023, the Company issued an aggregate of 685 shares of common stock to an employee upon a cashless exercise of options to purchase an aggregate of 1,531 shares of common stock at exercise prices ranging from $0.85 to $1.45 per share based upon a market price of $1.90 per share as determined under the terms of the options.

On June 7, 2023, the Company issued 270 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock at an exercise price of $1.45 per share based upon a market price of $1.85 per share as determined under the terms of the options.

On June 28, 2023, the Company issued (i) 1,043 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of options to purchase an aggregate of 4,937 shares of common stock at exercise prices ranging from $1.05 to $1.45 per share based upon a market price of $1.50 per shares as determined under the terms of the options, (ii) 825 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock at an exercise price of $1.05 per share based upon a market price of $1.50 per share as determined under the terms of the option, and (iii) 375 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock at an exercise price of $1.05 per share based upon a market price of $1.50 per share as determined under the terms of the options.

On July 28, 2023, the Company issued (i) 1,601 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 3,292 shares of common stock, (ii) 1,338 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock, and (iii) 608 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock. All of such options had an exercise price of $0.85 per share and such share issuances were based upon a volume weighted average price (“VWAP”) of $1.66 per share as determined under the terms of the options.

On September 29, 2023, the Company issued (i) 1,111 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 3,292 shares of common stock, (ii) 928 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock, (iii) 422 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock, and (iv) 207 shares of common stock to an employee upon a cashless exercise of an option to purchase 612 shares of common stock. All of such options had an exercise price of $1.30 per share and such share issuances were based upon a VWAP of $1.96 per share as determined under the terms of the options.

On October 30, 2023, the Company issued 290 shares of common stock to an employee upon a cashless exercise of an option to purchase 612 shares of common stock at any exercise price of $1.00 per share based upon a VWAP of $1.90 per share as determined under the term of the options.

On October 31, 2023, the Company issued (i) 1,699 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 3,292 shares of common stock, (ii) 1,395 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock, and (iii) 634 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock. All of such options had an exercise price of $1.00 per share and such share issuances were based upon a VWAP of $2.03 per share as determined under the terms of the options.

On November 29, 2023, the Company issued 400 shares of common stock to an employee upon a cashless exercise of an option to purchase 612 shares of common stock at an exercise price of $1.65 per share based upon a VWAP of $4.76 per share as determined under the term of the options.

On November 30, 2023, the Company issued (i) 1,821 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock at an exercise price of $1.65 per share, (ii) 828 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock at an exercise price of $1.65 per share, and (iii) 1,880 shares of common stock to a former employee upon a cashless exercise of options to purchase a total of 3,750 shares of common stock, with exercises prices of ranging from $1.25 to $1.65 per share. All of such share issuances were based upon a VWAP of $4.88 per share as determined under the terms of the options.

On December 11, 2023, the Company issued (i) 2,056 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of an option to purchase 2,750 shares of common stock, and (ii) 934 shares of common stock to a director upon a cashless exercise of an option to purchase 1,250 shares of common stock. All of such options had an exercise price of $1.25 per share and such share issuances were based upon a VWAP of $4.95 per share as determined under the terms of the options.

On December 13, 2023, the Company issued 441 shares of common stock to an employee upon a cashless exercise of an option to purchase 612 shares of common stock at an exercise price of $1.25 per share based upon a VWAP of $4.47 per share as determined under the term of the options.

On January 15, 2024, the Company granted nonqualified stock options to certain directors, executive officers and employees to acquire an aggregate of 200,000 shares of the Company’s common stock under the 2017 Plan. The options granted are exercisable at $4.40 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $632,214, in accordance with FASB ASC Topic 718, which was expensed on the issuance date in selling, general and administrative expenses within the Company’s consolidated statements of operations. The valuation assumptions included an expected duration of 5 years, volatility of 93%, discount rate of 3.84% and dividends of $0.

On February 27, 2024, the Company issued 1,857 shares of common stock to a former employee upon a cashless exercise of an option to purchase 3,750 shares of common stock covered by an option to purchase a total of 20,000 shares of common stock, with an exercise price of $1.35 per share. Such share issuance was based upon a VWAP of $4.62 per share as determined under the terms of the option.

On June 24, 2024, the Company issued (i) 177,291 shares of common stock to the Company’s Chief Executive Officer upon a cashless exercise of an option to purchase 300,000 shares of common stock at an exercise price of $1.35 per share, and (ii) 134,573 shares of common stock to the Company’s Senior Vice President and Chief Technology Officer upon a cashless exercise of options to purchase an aggregate of 320,000 shares of common stock at exercise prices ranging from $1.35 to $2.25 per share. Such share issuances were based upon a VWAP of $3.30 per share as determined under the terms of the options.

On June 28, 2024, the Company issued (i) 9,282 shares of common stock to an employee upon a cashless exercise of options to purchase an aggregate of 60,000 shares of common stock at exercise prices ranging from $1.35 to $3.05 per share, (ii) 8,813 shares of common stock to an employee upon a cashless exercise of an option to purchase 15,000 shares of common stock covered by an option to purchase a total of 20,000 shares of common stock with an exercise price of $1.35 per share, and (iii) 3,000 shares of common stock to a former employee upon a cashless exercise of an option to purchase 5,106 shares of common stock covered by an option to purchase a total of 100,000 shares of common stock with an exercise price of $1.35 per share. Such share issuances were based upon a VWAP of $3.27 per share as determined under the terms of the options.

On August 3, 2024, the Company issued 6,422 shares of common stock to a former consultant upon a cashless exercise of an option to purchase 12,500 shares of common stock, with an exercise price of $2.00 per share. Such share issuance was based upon a VWAP of $4.11 per share as determined under the terms of the option.

A summary of stock option activity is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2023	3,407,500	$2.65	1.47	6,970,750

Grants	200,000	4.40	—	—
Expirations	(1,031,144)	3.20	—	—
Exercised	(716,356)	1.75	—	—
December 31, 2024	1,860,000	$2.90	1.75	12,500

Options exercisable at:
December 31, 2024	1,860,000	2.90	1.75	12,500

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $2.55 as of December 31, 2024 (the last trading day of the month of December 2024), which would have been received by the option holders had all option holders exercised their options as of that date.

Stock options exercised during the year ended December 31, 2024 include none that were exercised for cash and 716,356 which were a cashless exercise.

Restricted Share Units

On January 15, 2024, the Company granted 10,000 restricted share units (“RSUs”) to a director pursuant to the 2017 Plan. The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock. These shares of common stock were valued at $43,500 in accordance with FASB ASC Topic 718. The fair value of the shares will be amortized as an expense over the vesting period. The shares become fully vested on January 15, 2025. The expense for the year ended December 31, 2024 was $41,832.